CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (31,826)	$ (11,520)	$ (32,241)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	(6,874)	7,582	2,144
Comprehensive loss	(38,700)	(3,938)	(30,097)
Less: comprehensive income/ (loss) attributable to non-controlling interest	(6,591)	(593)	417
Comprehensive loss attributable to AirMedia Group Inc.'s shareholders	$ (32,109)	$ (3,345)	$ (30,514)